STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - Obligation to issue shares (Details) - USD ($)	1 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2024	May 29, 2025	Mar. 10, 2025
STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY
Obligation to issue shares			$ 167,750	$ 167,750
Issuance of shares to consultants (in shares)	300,000	200,000	300,000	51,414
Deemed fair value	$ 0.61	$ 0.61			$ 0.61
Requisite service period			1 year
Maximum number of shares available for grant						15,137,213